                                1999 SEMI-ANNUAL
                                     REPORT
                                   ----------

                                     KEMPER
                                     SELECT

                        Variable Universal Life Policies

                                     ------

                    Kemper Investors Life Insurance Company

                                     ------

                           Variable Separate Account

PERIOD ENDED JUNE 30, 1999                                  [ZURICH KEMPER LOGO]

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF ASSETS AND LIABILITIES

AND POLICY OWNERS' EQUITY
June 30, 1999 (unaudited)
(IN THOUSANDS)

                                                      MONEY        TOTAL         HIGH                   GOVERNMENT
                                                      MARKET       RETURN       YIELD        GROWTH     SECURITIES
                                         COMBINED   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment, at current value             $13,769      1,414        3,486        1,237        3,258        4,374
------------------------------------------------------------------------------------------------------------------
Dividend and other receivables                12         10           --           --            2           --
------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                          13,781      1,424        3,486        1,237        3,260        4,374
------------------------------------------------------------------------------------------------------------------
 LIABILITIES AND POLICY OWNERS' EQUITY
Liabilities:
  Mortality and expense risk charges           9         --            2            1            3            3
------------------------------------------------------------------------------------------------------------------
  Other                                        9          9           --           --           --           --
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                         18          9            2            1            3            3
------------------------------------------------------------------------------------------------------------------
Policy owners' equity                    $13,763      1,415        3,484        1,236        3,257        4,371
------------------------------------------------------------------------------------------------------------------
 ANALYSIS OF POLICY OWNERS' EQUITY
Excess of proceeds from units sold
  over payments for units redeemed       $ 4,150        776          490          191          819        1,874
------------------------------------------------------------------------------------------------------------------
Accumulated net investment income          7,127        639        2,012        1,019        1,392        2,065
------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on
  sales of investments                     2,202         --          883          110          629          580
------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
  (depreciation) of investments              284         --           99          (84)         417         (148)
------------------------------------------------------------------------------------------------------------------
Policy owners' equity                    $13,763      1,415        3,484        1,236        3,257        4,371
------------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENT OF OPERATIONS
For the six months ended June 30, 1999 (unaudited)
(IN THOUSANDS)

                                                 MONEY           TOTAL            HIGH                         GOVERNMENT
                                                 MARKET          RETURN          YIELD           GROWTH        SECURITIES
                                 COMBINED      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Dividend and capital gain
  Distributions                   $ 696            28              326             125             --              217
-------------------------------------------------------------------------------------------------------------------------
Mortality and expense risk
  charges                            61             7               12               9             14               19
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        635            21              314             116            (14)             198
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments:
    Net realized gain (loss)
      on sales of investments       423            --               67              44            310                2
-------------------------------------------------------------------------------------------------------------------------
    Change in unrealized
      appreciation
      (depreciation) of
      investments                  (448)           --             (118)           (129)            17             (218)
-------------------------------------------------------------------------------------------------------------------------
    Net realized and
      unrealized gain (loss)
      on investments                (25)           --              (51)            (85)           327             (216)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  POLICY OWNERS' EQUITY
  RESULTING FROM OPERATIONS       $ 610            21              263              31            313              (18)
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

COMBINED STATEMENTS OF CHANGES IN

POLICY OWNERS' EQUITY
For the six months ended June 30, 1999 (unaudited) and the year ended December 31, 1998
(IN THOUSANDS)

                                                                                        MONEY MARKET
                                                            COMBINED                     SUBACCOUNT
                                                   --------------------------    --------------------------
                                                   SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                     ENDED          ENDED          ENDED          ENDED
                                                    JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                      1999           1998           1999           1998
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income (loss)                      $   635          1,289             21             66
  Net realized gain (loss) on sales of
    investments                                         423           (113)            --             --
  Change in unrealized appreciation
    (depreciation) of investments                      (448)           (30)            --             --
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in policy owners'
      equity resulting from operations                  610          1,146             21             66
-----------------------------------------------------------------------------------------------------------
 ACCOUNT UNIT TRANSACTIONS
  Proceeds from units sold                            3,703          6,365          3,318          5,791
  Net transfers (to) from affiliate or
    subaccounts                                      (1,523)        (2,005)          (642)        (2,163)
  Payments for units redeemed                        (2,868)        (5,039)        (2,248)        (3,694)
-----------------------------------------------------------------------------------------------------------
    Net increase (decrease) in policy owners'
      equity from account unit transactions            (688)          (679)           428            (66)
-----------------------------------------------------------------------------------------------------------
      Total increase (decrease) in policy
        owners' equity                                  (78)           467            449             --
-----------------------------------------------------------------------------------------------------------
 POLICY OWNERS' EQUITY
  Beginning of period                                13,841         13,374            966            966
-----------------------------------------------------------------------------------------------------------
  End of period                                     $13,763         13,841          1,415            966
-----------------------------------------------------------------------------------------------------------

See accompanying notes to combined financial statements.

                   COMBINED FINANCIAL STATEMENTS (UNAUDITED)


      TOTAL RETURN                 HIGH YIELD                    GROWTH                    GOVERNMENT
       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT             SECURITIES SUBACCOUNT
-------------------------   -------------------------   -------------------------   -------------------------
SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR       SIX MONTHS       YEAR
  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
 JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
   1999          1998          1999          1998          1999          1998          1999          1998
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    314           489           116            71           (14)          431            198          232
     67           (67)           44           (42)          310          (288)             2          284
   (118)           (1)         (129)          (10)           17           234           (218)        (253)
-------------------------------------------------------------------------------------------------------------
    263           421            31            19           313           377            (18)         263
-------------------------------------------------------------------------------------------------------------
     55            63            59            86           250           393             21           32
   (346)          638           (15)         (502)         (536)          421             16         (399)
   (167)         (479)         (171)         (205)         (241)         (461)           (41)        (200)
-------------------------------------------------------------------------------------------------------------
   (458)          222          (127)         (621)         (527)          353             (4)        (567)
-------------------------------------------------------------------------------------------------------------
   (195)          643           (96)         (602)         (214)          730            (22)        (304)
-------------------------------------------------------------------------------------------------------------
  3,679         3,036         1,332         1,934         3,471         2,741          4,393        4,697
-------------------------------------------------------------------------------------------------------------
  3,484         3,679         1,236         1,332         3,257         3,471          4,371        4,393
-------------------------------------------------------------------------------------------------------------

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

KEMPER INVESTORS LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

1    GENERAL INFORMATION
     AND SIGNIFICANT
     ACCOUNTING POLICIES     ORGANIZATION. Kemper Investors Life Insurance
                             Company Variable Separate Account (the "Separate
                             Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life
                             Insurance company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Financial
                             Services ("ZFS"). ZFS was formed with the September
                             7, 1998 merger of the Zurich Group with the financial services business of B.A.T. Industries.
                             ZFS is owned by Zurich Allied AG and Allied Zurich p.l.c., fifty-seven percent and forty-three percent, respectively. Zurich Allied AG, representing the financial interest of the former
                             Zurich Group, is listed on the Swiss Market Index
                             (SMI) replacing Zurich, Allied Zurich p.l.c., representing the financial interest of the financial services business of B.A.T. Industries, is included in the FTSE-100 Share Index in London.

                             The Separate Account is used to fund policies ("Policy") for Select variable universal life policies and Power V and Farmers VUL flexible premium variable universal life policies. The Separate Account is divided into five subaccounts and each subaccount invests exclusively in the shares of a corresponding portfolio of the Kemper Variable Series (formerly Investors Fund Series) (The "Fund"), an open-end diversified management investment company. The Fund has added additional subaccounts, which are not reflected in the accompanying financial statements, and which are not available investment options to Select Policy Owners of the Separate Account. The Power V and Farmers VUL Policy Owners have additional subaccounts which invest exclusively in the shares of other funds, which are not reflected in the accompanying financial statements.

                             ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. As a result, actual results reported as income and expenses could differ from the estimates reported in the accompanying financial statements.

                             SECURITY VALUATION. The investments are stated at current value which is based on the closing bid price, net asset value, at June 30, 1999.

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

                             SECURITY TRANSACTIONS AND INVESTMENT
                             INCOME. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividends and capital gains distributions are recorded as income on the ex-dividend date. Realized gains and losses from security transactions are reported on a first in, first out ("FIFO") cost basis.

                             ACCOUNT UNIT TRANSACTIONS. Proceeds from a Policy are automatically allocated to the Money Market subaccount on the trade date for a 15 day period. At the end of this period, the Separate Account value (cash value) may be allocated to other subaccounts as designated by the owner of the Policy.

                             ACCUMULATION UNIT VALUATION. On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (Chicago time) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

                             FEDERAL INCOME TAXES. The operations of the
                             Separate Account are included in the Federal income tax return of KILICO. Under existing Federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the policy and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without Federal income tax consequences.

--------------------------------------------------------------------------------

2    SUMMARY
     OF INVESTMENTS          Investments, at cost, at June 30, 1999, are as
                             follows (in thousands):

                                                                                       SHARES
                                                                                       OWNED      COST
                             ---------------------------------------------------------------------------
                             Kemper Money Market Subaccount                            1,414     $ 1,414
                             Kemper Total Return Subaccount                            1,288       3,387
                             Kemper High Yield Subaccount                              1,076       1,321
                             Kemper Growth Subaccount                                  1,001       2,841
                             Kemper Government Securities Subaccount                   3,806       4,522
                             ---------------------------------------------------------------------------
                             TOTAL INVESTMENTS                                                   $13,485
                             ---------------------------------------------------------------------------

                             The underlying investments are summarized below.

                             KEMPER MONEY MARKET SUBACCOUNT: This subaccount seeks maximum current income to the extent consistent with the stability of principal from a portfolio of high quality money market instruments. The Portfolio seeks to maintain a net asset value of $1.00 per share but there is no assurance that the Portfolio will be able to do so.

                             KEMPER TOTAL RETURN SUBACCOUNT: This subaccount seeks a high total return, a combination of income and capital appreciation, consistent with reasonable risk.

                             KEMPER HIGH YIELD SUBACCOUNT: This subaccount seeks to provide a high level of current income.

                             KEMPER GROWTH SUBACCOUNT: This subaccount seeks maximum appreciation of capital through diversification of investment securities having potential for capital appreciation.

                             KEMPER GOVERNMENT SECURITIES SUBACCOUNT: This subaccount seeks high current return consistent with preservation of capital.

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              KILICO provides a death benefit payment upon the
                             death of the Policy Owner under the terms of the death benefit option selected by the Policy Owner as further described in the Policy. KILICO assesses a monthly charge to the subaccounts for the cost of providing this insurance protection to the Policy
                             Owner. These cost of insurance charges vary with the issue age, sex and rate class of the Policy
                             Owner, and are allocated among the subaccounts in the proportion of each subaccount to the Separate
                             Account value. Cost of insurance charges totaled approximately $52,600 and $1,313,300 for the Select and Power V Variable Universal Life products, respectively, for the six months ended June 30, 1999. Additionally, KILICO assesses a daily charge to the subaccounts for mortality and expense risk assumed by KILICO at an annual rate of .90% of assets.

                             Proceeds payable on the surrender of a Policy are reduced by the amount of any applicable contingent deferred sales charge.

                             A state and local premium tax charge of 2.5% is deducted from each premium payment under the Power V policy prior to allocation of the net premium. This charge is to reimburse KILICO for the payment of state premium taxes. KILICO expects to pay an average state premium tax rate of approximately 2.5% but the accrual premium tax attributable to a Policy may be more or less. Under Section 848 of the Internal Revenue Code (the "Code"), the receipt of premium income by a life insurance company requires the deferral of a portion of the acquisition costs over a maximum of a 120 month period. The effect of Section 848 for KILICO is an acceleration of income recognition over a deferral of the associated deductions for tax purposes; this is referred to as deferred acquisition cost or, the "DAC tax". As compensation for this accelerated liability, a DAC tax charge of 1.00% of each premium dollar is deducted from the premium by KILICO before investment of a policy owner's funds into the Separate Account.

                             Policy loans are also provided for under the terms of the Policy. The minimum amount of the loan is $500 and is limited to 90% of the Policy's investment value, less applicable surrender charges. Interest is assessed against the policy loan under the terms of the Policy. Policy loans are carried in KILICO's general account.

                             Scudder Kemper Investments, Inc., an affiliated company, is the investment manager of the portfolios of the Fund which serve as the underlying investments of the Separate Account.

                             Investors Brokerage Services, Inc., a wholly-owned subsidiary of KILICO, is the principal underwriter for the Separate Account.

--------------------------------------------------------------------------------

4    NET TRANSFERS (TO)
     FROM AFFILIATE OR
     SUBACCOUNTS             Net transfers (to) from affiliate or subaccounts
                             include transfers of all or part of the Policy
                             Owner's interest to or from another subaccount or to the general account of KILICO.

NOTES TO COMBINED FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
5
     POLICY OWNERS'
     EQUITY Policy owners' equity at June 30, 1999, is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                                       SELECT POLICIES                  OF UNITS   VALUE    EQUITY
                                                       ---------------                  --------   ------   -------
                                       Kemper Money Market Subaccount                       612    $1.734   $ 1,062
                                       ----------------------------------------------------------------------------
                                       Kemper Total Return Subaccount                     1,092     3.049     3,328
                                       ----------------------------------------------------------------------------
                                       Kemper High Yield Subaccount                         421     2.512     1,057
                                       ----------------------------------------------------------------------------
                                       Kemper Growth Subaccount                             574     4.196     2,407
                                       ----------------------------------------------------------------------------
                                       Kemper Government Securities                       2,031     2.127     4,321
                                       ----------------------------------------------------------------------------
                                       Subaccount
                                       ----------------------------------------------------------------------------
                                         TOTAL SELECT POLICY OWNERS' EQUITY                                 $12,175
                                       ----------------------------------------------------------------------------

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                                      POWER V POLICIES                  OF UNITS   VALUE    EQUITY
                                                      ----------------                  --------   ------   -------
                                       Kemper Money Market Subaccount                       316    $1.118   $   353
                                       ----------------------------------------------------------------------------
                                       Kemper Total Return Subaccount                        38     4.107       156
                                       ----------------------------------------------------------------------------
                                       Kemper High Yield Subaccount                         123     1.453       179
                                       ----------------------------------------------------------------------------
                                       Kemper Growth Subaccount                             168     5.092       850
                                       ----------------------------------------------------------------------------
                                       Kemper Government Securities                          37     1.397        50
                                       ----------------------------------------------------------------------------
                                       Subaccount
                                       ----------------------------------------------------------------------------
                                         TOTAL POWER V POLICY OWNERS' EQUITY                                $ 1,588
                                       ----------------------------------------------------------------------------

                                                                                                            POLICY
                                                                                         NUMBER     UNIT    OWNERS'
                                                    FARMERS VUL POLICIES                OF UNITS   VALUE    EQUITY
                                                    --------------------                --------   ------   -------
                                       Kemper High Yield Subaccount                          --     1.256        --
                                       ----------------------------------------------------------------------------
                                       Kemper Government Securities                          --     1.205        --
                                       ----------------------------------------------------------------------------
                                       Subaccount
                                       ----------------------------------------------------------------------------
                                         TOTAL FARMERS VUL POLICY OWNERS' EQUITY                            $     0
                                       ----------------------------------------------------------------------------

                                                                           NOTES

NOTES

Distributed by

Investors Brokerage Services, Inc.


                                Kemper Investors Life Insurance Company
                                1 Kemper Drive
[ZURICH KEMPER LOGO]            Long Grove, IL 60049

Policy Form Series L-5672, L-5454 & L-5797
[RECYCLED LOGO] PRINTED ON RECYCLED PAPER.
L-5759 (8/99)1042